Auditor's Remuneration Paid to Ernst & Young LLP - Summary of Auditor's Remuneration Paid (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Auditor's remuneration [abstract]
Audit of the Financial Statements		$ 3.0	$ 3.0	$ 3.3
Audit of subsidiaries		3.3	3.2	2.9
Audit-related assurance services		0.2	0.2	0.2
Other assurance services	[1]	1.1	1.3	1.3
Other non-audit services not covered by the above		0.1	0.1	0.1
Total expense related to remuneration		$ 7.7	$ 7.8	$ 7.8

[1]	Excludes fees of $0.2m which have not yet been incurred.